Financial Assets and Financial Liabilities - Summary of Day one Gain or Loss (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss [abstract]
Balance at the beginning of the year	₩ 71,504	₩ 77,208
New transactions	85,920	113,504
Changes during the year	(133,994)	(119,208)
Balance at the end of the year	₩ 23,430	₩ 71,504